Financial Risk Management - Market Risk - Foreign currency effects on the consolidated statement of earnings (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 11, 2025 USD ($)	Sep. 11, 2025 CAD ($)
Financial Risk Management
Borrowings, Principal	$ 13,743.3	$ 11,874.1
Non-insurance companies
Financial Risk Management
Borrowings, Principal	3,213.1	2,918.8
Non-insurance companies | Peak Achievement credit facilities and loans
Financial Risk Management
Borrowings, Principal			$ 198.7	$ 275.0
Canada, Dollars
Financial Risk Management
Assets	4,838.1	3,366.5
Liabilities	(1,812.6)	(792.3)
Net asset (liability) exposure	3,025.5	2,574.2
Notional long (short) amount of foreign currency forward contracts	(3,480.4)	(2,734.6)
Net asset (liability) exposure after foreign currency forward contracts	(454.9)	(160.4)
Hypothetical change in pre-tax earnings (loss)	45.5	16.0
Hypothetical change in net earnings (loss)	40.8	17.0
Euro
Financial Risk Management
Assets	1,694.3	1,186.9
Liabilities	(1,659.4)	(1,489.0)
Net asset (liability) exposure	34.9	(302.1)
Notional long (short) amount of foreign currency forward contracts	(3,875.8)	(847.7)
Net asset (liability) exposure after foreign currency forward contracts	(3,840.9)	(1,149.8)
Hypothetical change in pre-tax earnings (loss)	384.1	115.0
Hypothetical change in net earnings (loss)	298.1	93.8
United Kingdom, Pounds
Financial Risk Management
Assets	1,861.7	1,512.9
Liabilities	(2,260.4)	(2,022.6)
Net asset (liability) exposure	(398.7)	(509.7)
Notional long (short) amount of foreign currency forward contracts	(101.4)	(99.6)
Net asset (liability) exposure after foreign currency forward contracts	(500.1)	(609.3)
Hypothetical change in pre-tax earnings (loss)	50.0	60.9
Hypothetical change in net earnings (loss)	39.8	48.5
India, Rupees
Financial Risk Management
Assets	1,638.4	2,292.0
Liabilities	(217.8)	(284.9)
Net asset (liability) exposure	1,420.6	2,007.1
Notional long (short) amount of foreign currency forward contracts	3.4	3.8
Net asset (liability) exposure after foreign currency forward contracts	1,424.0	2,010.9
Hypothetical change in pre-tax earnings (loss)	(142.4)	(201.1)
Hypothetical change in net earnings (loss)	$ (119.9)	$ (189.7)
Foreign currency risk
Financial Risk Management
Sensitivity analysis, percentage of appreciation the U.S. dollar against foreign currency	10.00%